Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes
Schedule of provision for income taxes
	2023	2022	2021
	$	$	$
Loss from continuing operations before income taxes	(18,230,588)	(26,703,662)	(33,937,956)
Statutory federal and provincial tax rate	26.50%	26.50%	26.50%
Income tax recovery at the statutory tax rate	(4,831,106)	(7,076,470)	(8,993,558)
Permanent differences	2,557,822	1,639,590	3,758,401
Book to filing adjustments	(119,668)	438,255	75,474
Share issuance cost booked directly to equity	—	—	(377,378)
Impact of tax rate changes	(42,277)	—	—
Foreign exchange	(582,404)	1,044,135	(120)
Change in tax benefits not recognized	3,017,633	3,954,490	5,537,181
	—	—	—

Schedule of temporary differences for which no deferred tax asset is recognised
	2023	2022	2021
	$	$	$
Non-capital losses - Canada	88,880,329	77,271,986	63,216,617
Net-operating loss - US	5,073,156	5,120,395	5,111,610
Unrealized foreign exchange loss	—	94,733	94,733
Share-issuance costs	1,046,315	2,045,027	3,349,261
Capital losses carried forward	3,534,651	—	—
Other investments	2,528,001	5,542,253	5,308,027
IFRS 16	5,814	37,439	87,050
Property, plant and equipment	849,854	324,798	167,653
Total	101,918,120	90,436,631	77,334,951

Schedule of non-capital loss carryforwards
$
2038	6,203,680
2039	10,989,236
2040	22,067,467
2041	19,735,799
Thereafter	29,884,147
88,880,329